INCOME TAXES - Paragraphs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal net operating loss	$ 73,116
State net operating loss	2,273
Liability for unrecognized tax benefits	$ 0	$ 0